Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance lease cost:
Amortization of right-of-use assets	$ 31	$ 0	$ 0
Interest on lease liabilities	8	0	0
Operating lease cost:
Fixed rent expense	567	561	481
Short-term lease cost	63	61	54
Net lease cost	669	622	535
Cost of sales
Operating lease cost:
Net lease cost	0	0	0
General & administrative expenses
Operating lease cost:
Net lease cost	$ 669	$ 622	$ 535